UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-09078

The Penn Street Fund, Inc.

 (Exact name of registrant as specified in charter)

83 General Warren Blvd., Suite 200 Malvern, PA 19355

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   October 31

Date of reporting period:  January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

THE PENN STREET FUNDS, INC.
BERKSHIRE ADVISORS SELECT EQUITY FUND
Schedule of Investments
January 31, 2007

Shares		Value

Common Stock - 96.49%

Asset Backed Securities - 2.33%
500	Bear Stearns, Inc.	$82,425

Computer & Office Equipment - 3.13%
900	Harris Corp.	45,738
1,500	Hewlett Packard Co.	64,920
		110,658
Crude Petroleum & Natural Gas - 1.94%
900	Anadarko Petroleum Corp.	39,375
400	Apache Corp.	29,188
		68,563
Driling Oil & Gas Wells - 2.02%
1,400	Ensco International, Inc.	71,218

Electric & Other Services Combined - 2.47%
400	Consolidated Edison, Inc.	19,312
1200	FPL Group, Inc.	67,980
		87,292
Fats & Oils - 1.54%
1,700	Archer Daniels Midland Co.	54,400

Fire, Marine & Casualty Insurance - 6.12%
1,400	Chubb Corp.	72,856
1,300	Safeco Corp.	83,213
1,000	The Allstate Corp.	60,160
		216,229
Insurance Agents, Brokers & Services - 5.90%
700	Hartford Financial Services Group, Inc.	66,438
1,100	Metlife, Inc.	68,332
1,450	Travelers Companies, Inc.	73,733
		208,503
Iron & Steel Foundries - 1.51%
600	Precision Castparts Corp.	53,334

Life Insurance - 2.02%
700	Lincoln National Corp.	46,998
750	Nationwide Financial Servces, Inc.	40,988
800	Prudential Financial, Inc.	71,304

Metal Mining - 0.81%		159,290
500	Freeport Mcmoran, Inc.	28,755

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.64%
300	VF Corp.	22,761

Miscellaneous Fabricated Metal Products - 2.46%
1,050	Parker Hannifin Corp.	86,898

Motor Vehicles & Passenger Car Bodies - 3.47%
2,000	General Motors Corp.	65,680
850	Paccar, Inc.	56,840
		122,520
National Commerical Banks - 2.60%
400	Bank of America Corp.	21,032
1200	KeyCorp.	45,804
700	US Bancorp.	24,920
		91,756
Oil & Gas Field Services, NEC - 1.67%
2,000	Halliburton Co.	59,080

Petroleum Refining - 9.63%
700	Chevron Corp.	51,016
800	Conocophillips	53,128
500	Exxon Mobil Corp.	37,050
850	Hess Corp.	45,892
600	Marathon Oil Corp.	54,204
800	Morgan Stanley	66,232
600	Valero Energy Corp.	32,568
		340,090

Primary Smelting & Refining of Nonferrous Metals - 4.09%
1,500	Alcan, Inc.	76,500
550	Phelps Dodge Corp.	67,980
		144,480

Railroads, Line Haul Operating - 7.72%
1,300	BJ Services Co.	35,958
1,800	CSX Corp.	66,222
1,300	Norfolk Southern Corp.	64,545
500	Burlington Northern Santa Fe Corp.	40,180
650	Union Pacific Corp.	65,650
		272,555
Retail - Department Stores - 2.07%
900	J.C. Penney Co., Inc.	73,116

Retail - Family Clothing Stores - 2.68%
1,700	Nordstrom, Inc.	94,707

Rolling Drawing & Extruding of Nonferrous Metals - 0.46%
500	Alcoa, Inc.	16,150

Security Brokers, Dealers & Flotation Companies - 6.59%
400	Goldman Sachs Group, Inc.	84,864
1000	Lehman Brohters Holdings, Inc.	82,240
700	Merrill Lynch & Co.	65,492
		232,596
Services - Business Services - 2.42%
1100	W.W. Garinger, Inc.	85,415

Steel Pipe & Tubes - 2.05%
700	Allegheny Technology, Inc.	72,443

Steel Works, Blast Furnaces & Rolling Mills - 4.74%
1,300	Nucor Corp.	83,901
1,000	United States Steel Corp.	83,490
		167,391
Surety Insurance - 2.03%
1000	MBIA, Inc.	71,830

Telephone Communications - 2.88%
2,700	AT&T, Inc.	101,601

Water Transportation - 1.91%
1,500	Royal Caribbean Cruises Ltd.	67,395

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.05%
1,300	McKesson Corp.	72,475

Wholesale-Motor Vehicle Supplies & New Parts - 2.02%
1,500	Genuine Parts Co.	71,280

	Total Common Stock (Cost $2,902,993)	3,407,204

Real Estate Investment Trusts - 1.66%
1,700	Select Sector SPRD Trust	58,667

	Total Real Estate Investment Trusts (Cost $57,361)	58,667

Money Market Funds - 1.09%
38,419	Harleysville National Bank Money Market - 2.84%* (Cost $38,419)	38,419

	Total Investments (Cost $2,998,773) - 99.24%	3,504,290

	Other Assets Less Liabilities - 0.76%	26,851

	NET ASSETS - 100.00%	$3,531,141

* Variable Rate Security; the coupon rate shown represents the rate at January 31, 2007.

THE PENN STREET FUNDS, INC.
BERKSHIRE ADVISORS SELECT EQUITY FUND
Notes to Financial Statements
January 31, 2007

1. SECURITY TRANSACTIONS
At January 31, 2007, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,998,773 amounted to $505,517 which consisted of aggregate gross unrealized appreciation of $528,810 and aggregate gross unrealized depreciation of $23,293.

Item 2. Controls and Procedures.

(a)

The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Penn Street Fund, Inc.

By      /s/ John Roman

*

       John Roman, President

Date     April 1, 2007

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ John Roman

*

       John Roman, President

Date     April 1, 2007

By    /s/ Paul Giorgio

*

       Paul Giorgio, Treasurer

Date     April 1, 2007

* Print the name and title of each signing officer under his or her signature.